Shareholder Fees - VIPFloatingRateHighIncomePortfolio-InitialPRO	Nov. 08, 2023 USD ($)
VIPFloatingRateHighIncomePortfolio-InitialPRO | VIP Floating Rate High Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)